ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
3. ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	December 31, 2019	December 31, 2018
Accounts receivable- Overseas Study Consulting Services	$480,895	$346,332
Accounts receivable- Sino-foreign Jointly Managed Academic Programs	37,296	486,842
Less: allowance for doubtful accounts	-	-
Accounts receivable, net	$518,191	$833,174

Under the Sino-foreign Jointly Managed Academic Programs, student tuition fees are collected by the Chinese host universities/colleges at the beginning of each academic school year and then remit the agreed portion to the Company within one to four months. The December 31, 2019 accounts receivable balance was fully collected by May 2020.

The Company’s overseas study consulting services normally require students to make upfront payment upon signing of contract. Occasionally, some students may make installment payments. The $480,895 balance as of December 31, 2019 represents those billed but not yet collected installment payments, which was fully collected by June 2020.